Share-Based Compensation	6 Months Ended
Dec. 31, 2025
Share-based Compensation [Abstract]
Share-based Compensation
10.	Share-based Compensation

2024 Equity Incentive Plan

Effective on August 6, 2024, the board of directors of the Company approved the 2024 Equity Incentive Plan (the “Plan”), under which certain eligible independent contractors and external consultants (the “Participants”), or a total of four Participants, were granted 166,000 restricted ordinary shares for their services provided to the Group.

On January 1, 2025, 10,000 restricted shares were granted to each of two (2) directors of the Company, corresponding to a service period of eight (8) months commencing January 1, 2025. The fair value of the restricted shares was determined based on the closing market price of the Company’s ordinary shares on December 31, 2024 (the last trading day immediately preceding the grant date of January 1, 2025) of US$5.55 per share. Additionally, on October 19, 2025, 10,000 ordinary shares were granted to each of these two (2) directors of the Company, corresponding to a one-year service period commencing September 1, 2025. The fair value of such ordinary shares was determined based on the closing market price of the Company’s ordinary shares on October 17, 2025 (the last trading day immediately preceding the grant date of October 19, 2025) of US$3.21 per share.

On October 19, 2025, 20,000 ordinary shares were granted to an independent non-executive director of the Company, corresponding to a service period of twelve (12) months commencing September 1, 2025. The fair value of the ordinary shares was determined based on the closing market price of the Company’s ordinary shares on October 17, 2025 (the last trading day immediately preceding the grant date of October 19, 2025) of US$3.21 per share.

On December 31, 2025, 67,000 ordinary shares were granted to the Chief Executive Officer of the Company, upon the Company’s determination that the annual performance target for fiscal year ended June 30, 2026 had already been achieved. The fair value of these ordinary shares was determined based on the closing market price of the Company’s ordinary shares on December 31, 2025 of US$4.20 per share. Additionally, as a Co-Founder of the Company, the Chief Executive Officer is entitled to be annually granted 600,000 ordinary shares of the Company as an award under the Company’s Plan. The one-year service period associated with the award will commence upon the issuance of such shares. As of December 31, 2025, the Company has not issued the shares under this arrangement.

If the Participants terminate their services during the vesting period, they will automatically forfeit the restricted shares that are not vested as of the date of termination of the services.

The estimated fair value of restricted shares granted under the Plan was the closing price prevailing on each grant date.

A summary of activities of the restricted shares for the six months ended December 31, 2025 and 2024 is as follows:

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of June 30, 2024 (Audited)	-	$-
Granted	166,000	5.53
Vested	(26,500)	5.65
Unvested as of December 31, 2024 (Unaudited)	139,500	$5.51

	Number of nonvested restricted shares	Weighted average FV per ordinary share on the grant date
Unvested as of June 30, 2025 (Audited)	735,000	$5.58
Granted	707,000	4.49
Vested	(20,000)	5.55
Unvested as of December 31, 2025 (Unaudited)	1,422,000	$4.45

Share-based compensation expenses of $469,583 and $223,933 were recognized for the restricted shares during the six months ended December 31, 2025 and 2024, respectively. As of December 31, 2025, there were unrecognized share-based compensation expenses of $6,146,517 in relation to the restricted shares, which are expected to be recognized over a weighted average period of 2.04 years.

The allocation of total share-based compensation expenses is set forth as follows:

	For the six months ended December 31,
	2025	2024
	(Unaudited)	(Unaudited)
Sales and marketing expenses	$59,000	$121,800
General and administrative expenses	410,583	102,133
Total	$469,583	$223,933